Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Derivative Financial Instruments
24.	Derivative Financial Instruments

The Group’s derivative financial liabilities consist of financial instruments arising from financing arrangements that include features which do not meet the “fixed-for-fixed” criterion under IFRS 9. These instruments are therefore classified as financial liabilities at fair value through profit or loss (“FVTPL”) and are remeasured at each reporting date, with changes in fair value recognised in profit or loss. Refer to Note 26 for the classification of these instruments within the fair value hierarchy and a description of the valuation techniques and inputs used.

During the year ended 31 December 2025, the Group’s derivative financial instruments primarily comprised:

●	embedded derivative features within convertible notes and similar financing arrangements, including variable conversion pricing, redemption features and other price-linked adjustments;

●	share purchase warrants issued in connection with financing transactions and service arrangements, as further described in the summary table below; and

●	derivative features identified on consolidation of QIND, where certain instruments previously accounted for under US GAAP were reassessed under IFRS and separated from their host debt instruments.

Macquarie Convertible Notes and Warrants

As part of a financing arrangement, the Group issued convertible promissory notes and share purchase warrants. The features underlying the convertible notes and related warrants were classified as derivative financial liabilities and recognised at fair value on initial recognition. These liabilities are subsequently remeasured at fair value at each reporting date, with movements recognised in profit or loss.

Reclassified Embedded Derivatives from QIND Convertible Notes

As part of the consolidation of QIND, certain convertible instruments previously accounted for as straight debt under US GAAP were reassessed under IFRS. These instruments were found to include embedded derivative features (including conversion pricing mechanisms, redemption options and other price-linked terms) which are not closely related to the host debt.

Accordingly, these embedded derivatives were separated from the host instruments and recognised as derivative financial liabilities at fair value. The host debt component remains measured at amortised cost and is presented within loans and borrowings (see Note 25).

At 31 December 2025, all of these notes had passed their contractual maturity date. The previously recognised derivative financial liabilities and associated equity components were derecognised during the year, and the related host debt balances have been reinstated within loans and borrowings, reflecting the contractual amounts now due.

The following table summarises the principal classes of warrants outstanding at 31 December 2025, grouped by nature of issuance and identifying for each class the contractual exercise price and expiry, the number of warrants outstanding and underlying ordinary shares, and whether the class is accounted for as an equity instrument or as a derivative financial liability. Further detail on the contractual terms of each class is set out in Item 10 of this Annual Report.

Reference	Description	Strike (USD)	Expiry	Warrants outstanding	Implied Ord. Shares	Classification
Service-based warrants
(a)	HP Advisory Warrant	1.65	4 Jul 2029	13,906	398	Equity
(b)	BPLLC Warrant	3.33	31 Dec 2030	71,429	71,429	Equity
Replacement July 2025 Warrants
(c)	January 2025 tranche	4.28	10 Jan 2027	130,978	130,978	Liability
(d)	March 2025 tranche	4.28	3 Mar 2028	163,680	163,680	Liability
December 2025 PIPE Warrants
(e)	Pre-funded warrants	0.0035	No expiry	381,267	381,267	Liability
(f)	$3.50 Warrants	3.50	25 Jul 2028	1,393,500	1,393,500	Liability
(g)	$5.00 Warrants	5.00	25 Jul 2028	811,165	811,165	Liability
Other pre-funded warrants
(h)	Other pre-funded warrants	0.00	No expiry	47,943	47,943	Liability

The number of underlying ordinary shares for the HP Advisory Warrant (a) reflects the contractual conversion ratio applicable to that instrument and the effects of the reverse share split effected during the year.

The service-based warrants at (a) and (b) are classified as equity instruments and are recognised within the share-based payment reserve. The remaining warrants (c) to (h) are classified as derivative financial liabilities and are measured at fair value through profit or loss; the fair value of these instruments at 31 December 2025 is included within the €0.2 million derivative financial liability balance disclosed in the reconciliation below.

Modifications and exchanges of warrants during 2025

During the year ended 31 December 2025, the Group entered into two material transactions in which existing liability-classified warrants were cancelled and exchanged for new warrants. In each case, management assessed the substance of the transaction and concluded that the modified terms were substantially different from the original terms. Accordingly, both transactions were accounted for as the extinguishment of the original warrants and the recognition of the replacement instruments at fair value on the relevant exchange date.

Replacement July 2025 Warrants — exchange of January 2025 and March 2025 Warrants

In connection with the redemption agreements entered into on or around 22 July 2025, the holders of the January 2025 Warrants and the March 2025 Warrants surrendered their warrants for cancellation in exchange for new warrants (the “Replacement July 2025 Warrants”) exercisable into 294,658 Class A Ordinary Shares in aggregate, with revised exercise prices, the removal of full-ratchet anti-dilution rights, and other amended terms set out in Item 10. The original January 2025 and March 2025 Warrants were derecognised at their respective carrying amounts on the exchange date, and the Replacement July 2025 Warrants were recognised at fair value. The resulting gain or loss is recognised in profit or loss within fair value movement on derivative financial instruments and is reflected within the (Decrease) / increase due to derecognition during period and Fair value on initial recognition of derivative liabilities lines of the reconciliation below.

December 2025 Warrant Exchange Agreement — exchange of July 2025 PIPE Warrants

On 5 December 2025, the Group entered into a Warrants Cancellation and Exchange Agreement with the July 2025 PIPE investors, pursuant to which the July 2025 Pre-Funded Warrants, July 2025 Market Price Warrants and July 2025 $9.852 Warrants were surrendered for cancellation and exchanged for new warrants (the “December 2025 Warrants”) consisting of (i) pre-funded warrants exercisable into 475,267 Class A Ordinary Shares at $0.0035 per share, (ii) warrants exercisable into 1,622,330 Class A Ordinary Shares at $3.50 per share, and (iii) warrants exercisable into 811,165 Class A Ordinary Shares at $5.00 per share. The exchange resulted in a substantial reduction in the exercise prices of the market price warrants, the removal of certain failure-to-deliver and other contractual rights, and the exclusion of cashless exercise features.

The original July 2025 Warrants were derecognised at their carrying amounts on 5 December 2025, and the December 2025 Warrants were recognised at their fair value on that date. The fair value movement recognised in profit or loss in respect of this exchange is reflected within the same lines of the reconciliation below as described above. A portion of the December 2025 Warrants was subsequently exercised prior to year-end, with proceeds reclassified to share capital and share premium (refer to Note 22).

Both the January 2025 / March 2025 Warrants and the July 2025 PIPE Warrants remained classified as derivative financial liabilities up to their respective extinguishment dates, and the Replacement July 2025 Warrants and December 2025 Warrants are similarly classified as derivative financial liabilities, on the basis that each instrument continues to fail the fixed-for-fixed criterion under IAS 32 (principally because the exercise prices are denominated in U.S. dollars while the functional currency of the issuing entity is the Euro).

The fair values of liability-classified warrants outstanding during the year and at 31 December 2025 were determined using the Black-Scholes option pricing model. The principal inputs to the model are the Group’s share price at the measurement date, expected share price volatility (estimated by reference to the Group’s historical volatility over a period commensurate with the expected term of the instrument), the risk-free interest rate (derived from U.S. Treasury yields with maturities corresponding to the expected term), the expected term and the expected dividend yield. The expected dividend yield is nil, reflecting the Group’s policy of not declaring dividends. For pre-funded warrants, which have no contractual expiry, an expected term assumption is applied based on management’s best estimate of the period over which exercise is expected. Changes in these inputs, in particular the share price and expected volatility, may have a material effect on the fair value of liability-classified warrants and on the related fair value movement recognised in profit or loss. These instruments are classified as Level 2 in the fair value hierarchy under IFRS 13 .

€’000	Convertible Notes	Private Warrants	Public warrants	Total Derivative Liabilities
Balance – December 31, 2024 (reclassified)	679	14	177	870
Fair value movement on warrants unexercised (including exchange differences)*	-	-	-	-
Fair value on initial recognition of derivative liabilities	3,932	12,527	-	16,460
(Decrease) / increase due to conversions during period	(2,403)	(1,642)	-	(4,045)
(Decrease) / increase due to derecognition during period	(426)	(6,063)	(15)	(6,504)
(Gain) / loss due to fair value movements during period	(1,563)	(4,837)	(161)	(6,562)
(Gain) / loss due to fair value movements at remeasurement	(36)	-	-	(36)
Reclassification of convertible notes on consolidation	-			-
Balance – December 31, 2025	181	-	0	181

The above movement table constitutes the reconciliation of opening to closing balances of derivative financial liabilities required under IFRS 7. See Note 26 for the fair value hierarchy classification of the year-end balance.